OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Other operating expenses [Abstract]
Litigation costs			$ 25	$ 21
Loss on warrant investments at FVPL			4	4
Bank charges			4	3
Porgera care and maintenance costs			0	65
Tanzania community relations projects1			40	30
Tax interest and penalties			62	0
Tongon customs and royalty settlement			60	0
Payment to Mali Government to advance negotiations3			84	0
Litigation accruals and settlements			0	15
Other			57	53
Other expenses, by nature			336	191
Other Operating Income [Abstract]
Gain on acquisition/sale of non-current assets2			(24)	(364)
Twiga partnership economic benefits sharing adjustment			(22)	0
Insurance proceeds related to Pueblo Viejo			(46)	0
Gain on non-hedge derivatives			(13)	(1)
Interest income on other assets			(17)	(21)
Total other income			(122)	(386)
Other operating income (expense)			$ 214	(195)
Porgera [Member]
Other Operating Income [Abstract]
Other gains (losses)	$ (7)	$ (352)		$ (352)